Receivable from Government Authorities (Details) - Schedule of Receivable from Government Authorities - USD ($)	Dec. 31, 2023		Mar. 31, 2023		Mar. 31, 2022
Current
Receivable from government authorities	$ 990,446		$ 3,962,822		$ 2,300,160
Non current
Receivable from government authorities	3,241,783		248,321		2,348,940
Goods and service tax receivable [Member]
Current
Receivable from government authorities	990,446		3,962,822		2,290,367
Non current
Receivable from government authorities	3,226,844	[1]	196,483	[1],[2]	2,335,572	[2]
Other tax receivables [Member]
Current
Receivable from government authorities					9,793
Non current
Receivable from government authorities	$ 14,939		$ 51,838		$ 13,368

[1]	Although these taxes are contractually available to the Company immediately, the Company has accounted for these credits as non-current based upon their expected utilization period.
[2]	These taxes are contractually available to the Company immediately. However, the Company has determined the non-current amount based upon their expected utilization of these available credits.